S-K 1603(a) SPAC Sponsor	Dec. 23, 2025
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable laws, our sponsor’s business is focused on investing in our company. BM2 is the managing member of our sponsor, and MC Advisory L.L.C-FZ, an entity formed in Dubai (of which Michel Combes, one of our Co-Founders, is the manager), and Mr. Gundlach, our Chief Executive Officer, are the managing members of BM2 and control the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. Other than Messrs. Combes, Gundlach, Inflection Point Fund I LP, Science & Technology Partners, L.P. and members of our management team, no other person will have a direct or indirect material interest in our sponsor or BM2. Inflection Point Fund I LP (in whose general partner Mr. Gundlach has, individually and through affiliates, a non-voting, non-controlling indirect financial interest), which we refer to as the “Inflection Point” throughout this prospectus, has expressed an interest to invest $1,000,000 in BM2, for which it will receive an indirect interest in 1,000,000 of the private placement warrants owned by the sponsor.
SPAC Sponsor Name	Michel Combes
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Bleichroeder Sponsor 2 LLC Michel Combes Andrew Gundlach Robert Folino Marcello Padula Antoine Theysset Kathy Savitt

Transfers permitted (a) to our officers, directors or consultants, any affiliate or family member of any of our officers, directors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

or warrants were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private placement warrants (including underlying securities)	30 days after the completion of our initial business combination	Bleichroeder Sponsor 2 LLC Michel Combes Andrew Gundlach Robert Folino Marcello Padula Antoine Theysset Kathy Savitt CCM	Same as above, except CCM shall also be permitted to make the same type of transfers to their affiliates as the sponsor can make to its affiliates as described above.
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days	Bleichroeder Sponsor 2 LLC Michel Combes Andrew Gundlach Robert Folino Marcello Padula Antoine Theysset Kathy Savitt

The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described herein.

SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

Up to 1,250,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement warrants or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of the closing of our initial business combination as a result of the anti-dilution provisions as set forth therein.